Earnings Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Share
5. Earnings Per Share
On July 19, 2021, the date of consummation of the Separation, SolarWinds distributed 158,124,341 shares of our common stock, par value $0.001 per share. The Distribution reflected 316,248,682 shares of SolarWinds common stock outstanding on July 12, 2021 at a distribution ratio of one share of our common stock for every two shares of SolarWinds common stock. This share amount is being utilized for the calculation of basic and diluted earnings per share for all periods presented prior to the Separation as all common stock was owned by SolarWinds prior to the Private Placement and the Distribution.
A reconciliation of the number of shares in the calculation of basic and diluted earnings per share follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	(in thousands)
Basic earnings (loss) per share
Numerator:
Net income (loss)	$462	$3,224	$(3,816)	$3,912
Net income (loss) available to common stockholders	$462	$3,224	$(3,816)	$3,912
Denominator:
Weighted-average common shares outstanding used in computing basic earnings (loss) per share	158,124	158,124	158,124	158,124
Basic earnings (loss) per share	$0.00	$0.02	$(0.02)	$0.02

Diluted earnings (loss) per share
Numerator:
Net income (loss) available to common stockholders	$462	$3,224	$(3,816)	$3,912
Denominator:
Weighted-average shares used in computing diluted earnings (loss) per share	158,124	158,124	158,124	158,124
Diluted earnings (loss) per share	$0.00	$0.02	$(0.02)	$0.02